Equity Incentive Plans	12 Months Ended
Dec. 31, 2022
Equity Incentive Plans
Equity Incentive Plans

11. Equity Incentive Plans

Stock options

The Company had granted stock options under an amended and restated 1997 Equity Incentive Plan (the “1997 Plan”) and a 2008 Equity Incentive Plan (the “2008 Plan”). The plans provided for the granting of incentive and non-statutory options and stock awards to consultants, directors, officers and employees. Such options are exercisable for a period of ten years and generally vest over a four-year period. In conjunction with the adoption of the 2008 Plan in April 2008, no additional grants were made from the 1997 Plan and issued options from the 1997 Plan remain outstanding. In 2014, the Board approved the 2014 Incentive Compensation Plan (the “2014 Plan”). The 2014 Plan is the successor to the Company’s 2008 Plan and 1997 Plan. In conjunction with the adoption of the 2014 Plan in 2014, no additional grants were made from the 2008 Plan and options from the 1997 Plan and the 2008 Plan remain outstanding. In June 2018, the 2014 Plan was amended and restated, and the Amended and Restated 2014 Incentive Compensation Plan is now referred to as the Amended 2014 Plan. As of December 31, 2022, there were 314,398 shares available for future grant under the Amended 2014 Plan.

Through December 31, 2022, the Company granted options to certain employees and non-employees to purchase shares of common stock at exercise prices ranging from $0.20 to $430.00 per share. The Company recorded noncash stock-based compensation expense for the years ended December 31, 2022, 2021 and 2020 based on the fair market value of the options and shares granted at the grant date. Stock-based compensation expense was as follows:

	Year Ended
	December 31,
	2022	2021	2020
Cost of goods sold	$133	$271	$14
Research and development	372	490	651
Selling and marketing	155	148	108
General and administrative	1,833	2,429	2,045
Total	$2,493	$3,338	$2,818

The following assumptions were used to compute employee stock-based compensation under the Black-Scholes option pricing model:

	2022	2021	2020
Risk‑free interest rate	1.71% - 4.22%	.66% - 1.51%	.40% - 1.68%
Expective volatility	107% ‑ 118%	105% ‑ 106%	65% ‑ 106%
Expected dividend yield	0%	0%	0%
Expected life (in years)	6.25	6.25	6.25

Risk-free interest rate. The Company bases the risk-free interest rate assumption on observed interest rates appropriate for the expected term of the stock option grants.

Expected dividend yield. The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.

Expected volatility. The expected volatility assumption was based on volatilities of a peer group of similar companies whose share prices are publicly available until August 2020. The peer group was developed based on comparable companies in the biotechnology and pharmaceutical industries. In August 2020, the Company transitioned to its own expected volatility based on sufficient historical data.

Expected term. The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historic exercise behavior, management determined the expected life assumption using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.

Forfeitures. The Company has elected to record forfeitures as they occur.

As of December 31, 2022, the unrecorded deferred stock-based compensation balance related to stock options was approximately $3.3 million and will be recognized over an estimated weighted-average amortization period of 2.8 years. The weighted average grant date fair value of options granted during the year ended December 31, 2022 was $3.29.

The following table summarizes the options outstanding, options vested and the options exercisable as of December 31, 2022, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Aggregate
	Options	Price	Life (Years)	Intrinsic Value
Options outstanding at December 31, 2020	212,946	125.29	6.3
Options granted	64,528	105.00
Options exercised	(3,159)	23.80
Options cancelled/forfeited	(15,170)	264.46
Options outstanding at December 31, 2021	259,145	113.33	6.1
Options granted	187,454	3.97
Options exercised	—	—
Options cancelled/forfeited	(48,781)	97.44
Options outstanding at December 31, 2022	397,818	63.75	7.7	$6
Options exercisable at December 31, 2022	182,667	113.54	5.7	$—
Vested and expected to vest at December 31, 2022	397,818			$6

Intrinsic value in the tables was calculated as the difference between the Company's stock price at December 31, 2022, of $0.23 per share, and the exercise price, multiplied by the number of options.

Restricted Stock Units

During the year ended December 31, 2021, the Company granted a total of 1,774 RSUs to certain employees of the Company. These RSUs vested on the one-year anniversary of the grant date. During the year ended December 31, 2021, the Company granted a total of 5,659 RSUs to directors of the Company. These RSUs vest ratably over one and three years.

During the year ended December 31, 2022, the Company granted a total of 4,690 RSUs to directors of the Company. These RSUs vest ratably over one year.

As of December 31, 2022, the unrecorded deferred stock-based compensation balance related to RSUs was approximately $68,000 and will be recognized over an estimated weighted-average amortization period of 0.7 years. The following table shows the Company's restricted stock unit activity during the years ended December 31, 2022, and 2021:

		Weighted Average	Aggregate
	Shares	Grant Date Fair Value	Intrinsic Value
Restricted stock units outstanding at December 31, 2020	3,988		$458
Granted	7,433	67.27
Vested	(3,096)	112.73
Restricted stock units outstanding at December 31, 2021	8,325	—	$163
Granted	4,690	1.05
Vested	(6,554)	76.30
Restricted stock units outstanding at December 31, 2022	6,461		$2